SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

China Heli Resource Renewable Incorporated (the "Company") was incorporated on November 25, 2003 in the British Virgin Islands, formerly known as China Pharmaceuticals International Corporation, China Pharmaceuticals, Corp., Wilmington Rexford, Inc., E-Trend Networks, Inc., Cool Entertainment, Inc. and prior to March 1, 1999, Minas Novas Gold Corp. Minas Novas Gold Corp was incorporated in the State of Colorado on June 17, 1996, to engage in mining operations. On March 1, 1999, the Company acquired Cool Entertainment, Inc. and changed its name accordingly. From March 1, 1999 to November 2000, the Company was able to generate only a minimal amount of revenues. On February 21, 2001, the Company acquired E-Trend Networks, Inc. The Company changed its name to E-Trend Networks, Inc. and changed its domicile to the State of Delaware. On December 26, 2001 an agreement was reached whereby a new organization and management team led by eAngels Equity, LLC would acquire controlling interest in E-Trend Networks, Inc. Effective February 19, 2002, the Company changed its name to Wilmington Rexford, Inc. On February 13, 2004, the Company entered into an agreement with China Merchants DiChain Investment Holdings Limited, pursuant to which the Company spun out shares of its wholly owned subsidiary, E-Trend Networks, Inc. On March 25, 2004 the Company changed its name to China Pharmaceuticals Corporation. Effective August 26, 2004, the Company changed its domicile to the British Virgin Islands and its name to China Pharmaceuticals International Corporation. On September 9, 2008, the company changed its name to China Heli Resource Renewable Incorporated. Since October 2003, the Company has not engaged in any business activities.

Basis of Presentation

The financial statements included herein were prepared under the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (GAAP).

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers liquid investments with an original maturity of three months or less to be cash equivalents.

Management's Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income (Loss)

The Company adopted FASB ASC 220 "Comprehensive Income" which establishes standards for the reporting and display of comprehensive income and its components in the financial statements.

Foreign Currencies

Assets and liabilities denominated in respective functional currencies are translated into United States Dollars at the exchange rate as of the balance sheet date. The share capital and retained earnings are translated at exchange rates prevailing at the time of the transactions. Revenues, costs, and expenses denominated in respective functional currencies are translated into United States Dollars at the weighted average exchange rate for the period. The effects of foreign currencies translation adjustments are included as a separate component of accumulated other comprehensive income.

Loss Per Share

The Company applies FASB ASC 260 "Earnings Per Share" which requires dual presentation of net earnings (loss) per share: Basic and Diluted. Basic earnings (loss) per share are computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares outstanding during the period adjusted for the effect of dilutive outstanding options and warrants. Outstanding stock options and warrants were not considered in the calculation of diluted net loss per share as their effect was anti-dilutive.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for cash, accounts receivable, accounts payable, and loans payable approximate fair value based on the short-term maturity of these instruments. The carrying value of the Company's long-term debt approximated its fair value based on the current market conditions for similar debt instruments.

Fair Value Accounting

FASB ASC 820 "Fair Value Measurements and Disclosures", formerly FASB Statement No. 157, "Fair Value Measurements" ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The provisions of FAS 157 were adopted January 1, 2008. In February 2008, the FASB staff issued Staff Position No. 157-2 "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"). FSP FAS 157-2 delayed the effective date of FAS 157 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).

The provisions of FASB ASC 820 are effective for the Company's fiscal year beginning January 1, 2009. FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2011, the Company has no financial assets or liabilities.

Recently Issued Accounting Pronouncements

In June 2009, FASB approved the FASB Accounting Standards Codification (ASC) ("the Codification") as the single source of authoritative nongovernmental GAAP. All existing accounting standard documents, such as FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other related literature, excluding guidance from the Securities and Exchange Commission ("SEC"), have been superseded by the Codification. All other non-grandfathered, non-SEC accounting literature not included in the Codification has become nonauthoritative. The Codification did not change GAAP, but instead introduced a new structure that combines all authoritative standards into a comprehensive, topically organized online database. The Codification is effective for interim or annual periods ending after September 15, 2009, and impacts the Company's financial statements as all future references to authoritative accounting literature will be referenced in accordance with the Codification. There have been no changes to the content of the Company's financial statements or disclosures as a result of implementing the Codification during the year ended December 31, 2010.

In June 2009, the Financial Accounting Standards Board (FASB) issued authoritative literature regarding Amendments to FASB Interpretation No. 46(R), which changes various aspects of accounting for and disclosures of interests in variable interest entities, and Accounting for Transfers of Financial Assets, which was issued in order to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.

In January 2010, the FASB issued authoritative guidance regarding Improving Disclosures about Fair Value Measurements, which requires new and amended disclosure requirements for classes of assets and liabilities, inputs and valuation techniques and transfers between levels of fair value measurements and Accounting for Distributions to Shareholders with Components of Stock and Cash, which clarifies the accounting for distributions to shareholders that offer them the ability to elect to receive their entire distribution in cash or shares of equivalent value.

Financial Instruments

FASB ASC 825 "Financial Instruments"

This standard permits an entity to measure financial instruments and certain other items at estimated fair value. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. Management is evaluating the impact of FASB ASC 825, if any, on the Company's financial statements.

Included in FASB ASC 805 "Business Combinations"

FASB ASC 805 is effective for fiscal years beginning after December 15, 2008 and the application of these standards will improve, simplify and converge internationally the accounting for business combinations and the reporting of noncontrolling interests in consolidated financial statements. The Company is in the process of evaluating the impact, if any, of FASB ASC 805 and does not anticipate that the adoption of these standards will have any impact on its financial statements.

FASB ASC 805 requires an acquiring entity in a business combination to: (i) recognize all (and only) the assets acquired and the liabilities assumed in the transaction, (ii) establish an acquisition-date fair value as the measurement objective for all assets acquired and the liabilities assumed, and (iii) disclose to investors and other users all of the information they will need to evaluate and understand the nature of, and the financial effect of, the business combination, and, (iv) recognize and measure the goodwill acquired in the business combination or a gain from a bargain purchase.

FASB ASC 805 will improve the relevance, comparability and transparency of financial information provided to investors by requiring all entities to: (i) report noncontrolling (minority) interests in subsidiaries in the same manner, as equity but separate from the parent's equity, in consolidated financial statements, (ii) net income attributable to the parent and to the non-controlling interest must be clearly identified and presented on the face of the consolidated statement of income, and (iii) any changes in the parent's ownership interest while the parent retains the controlling financial interest in its subsidiary be accounted for consistently.

Included in FASB ASC 815 "Derivatives and Hedging"

This standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company does not believe that FASB ASC 815 has a material impact on its financial statements.

Included in FASB ASC 105 "Generally Accepted Accounting Principles"

FASB ASC 105, The Hierarchy of Generally Accepted Accounting Principles identifies the sources for accounting principles and the framework for selecting the principles to be used in preparing financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (GAAP) in the United States.